Intangible assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Intangible assets

13.  Intangible assets

Turkcell

The carrying amounts of 2G, 3G and 4.5G licenses are TL 105,766, TL 1,652,079 and TL 7,888,552, respectively (31 December 2021: TL 528,830, TL 1,927,424 and TL 12,066,197, respectively).

Lifecell

Lifecell has 9 operation licenses which are one 3G operation license, one long distance and international call and seven PSTN operation licenses in different regions. As of 31 December 2022, it has 23 licenses of radio frequency usage rights which are related to IMT (LTE-2600, LTE-1800, LTE-900), IMT-2000 (UMTS), GSM-900, GSM-1800, microwave radio relay, and broad band radio access. Also, it has 3 NCD codes for mobile network, 29 permits for short numbers, 10 permits for SS-7 code (6 regional and 4 international), 1 permit for MNC, 8 permits for PSTN licenses in local regions. In addition, it has two service code authorization for alternative call forward about international and long distance calls and also has an authorization for “800” which is global telecommunication service. The net book value of lifecell’s licenses amounting TL 1,903,187 (31 December 2021: TL 3,374,507).

					Acquisition		Transfer
					through	Impairment	to	Effects of	Balance at
	Balance at				business	expenses/	investment	movements in	31 December
Cost	1 January 2022	Additions	Disposals	Transfers	combinations	(reversals)	property	exchange rates	2022
Telecommunication licenses	44,537,194	1,010	(35,159)	913	—	—	—	(1,928,883)	42,575,075
Computer software	54,337,016	3,507,682	(170,146)	206,757	—	—	—	239,663	58,120,972
Transmission line software	599,836	675	—	—	—	—	—	25,034	625,545
Indefeasible right of usage	614,600	—	—	—	—	—	—	—	614,600
Brand name	8,494	371	(331)	75	—	—	—	(1,756)	6,853
Customer base	39,513	—	—	—	—	—	—	(9,795)	29,718
Goodwill (*)	259,358	—	—	—	—	—	—	(4,611)	254,747
Subscriber acquisition cost	17,982,122	2,958,639	(67,744)	—	—	—	—	(176,035)	20,696,982
Electricity production license	472,366	—	—	—	—	—	—	(41,549)	430,817
Others	568,085	121,704	(445)	4	—	—	—	(10,802)	678,546
Construction in progress	77,332	178,484	(358)	(207,749)	—	—	—	(1,640)	46,069
Total	119,495,916	6,768,565	(274,183)	—	—	—	—	(1,910,374)	124,079,924

Accumulated amortization
Telecommunication licenses	26,744,794	2,745,221	(1,919)	—	—	307	—	(809,276)	28,679,127
Computer software	40,582,244	3,481,991	(165,602)	—	—	61,460	—	298,667	44,258,760
Transmission line software	608,013	19,352	—	—	—	(10,077)	—	(1,138)	616,150
Indefeasible right of usage	316,954	35,391	—	—	—	—	—	(450)	351,895
Brand name	16,716	71	(239)	—	—	—	—	(6,527)	10,021
Customer base	29,921	—	—	—	—	—	—	(8,648)	21,273
Subscriber acquisition cost	9,613,733	3,040,853	(67,744)	—	—	—	—	(225,559)	12,361,283
Electricity production license	5,556	—	—	—	—	—	—	475	6,031
Others	358,699	94,706	(445)	—	—	331	—	(1,240)	452,051
Total	78,276,630	9,417,585	(235,949)	—	—	52,021	—	(753,696)	86,756,591

Net book value	41,219,286	(2,649,020)	(38,234)	—	—	(52,021)	—	(1,156,678)	37,323,333
(*)

As of 31 December 2022, the consolidated financial statements include goodwill amounting to TL 230,729, TL 16,840 and TL 7,178 regarding Turkcell Superonline, Boyut Enerji (Note 3) and Yaani respectively. (31 December 2021: TL 259,358). No impairment test for goodwill has been performed due to immaterial to consolidated financial statements.

13.  Intangible assets (continued)

					Acquisition		Transfer
					through	Impairment	to	Effects of	Balance at
	Balance at				business	expenses/	investment	movements in	31 December
Cost	1 January 2021	Additions	Disposals	Transfers	combinations	(reversals)	property	exchange rates	2021
Telecommunication licenses	42,990,656	23,495	(1,363)	30	—	—	—	1,524,376	44,537,194
Computer software	49,011,971	4,104,823	(131,366)	224,077	—	—	—	1,127,511	54,337,016
Transmission line software	575,290	1,460	—	—	—	—	—	23,086	599,836
Indefeasible right of usage	629,874	—	(15,274)	—	—	—	—	—	614,600
Brand name	5,461	877	(79)	972	—	—	—	1,263	8,494
Customer base	48,546	—	—	—	—	—	—	(9,033)	39,513
Goodwill (*)	246,770	—	—	—	16,840	—	—	(4,252)	259,358
Subscriber acquisition cost	14,408,912	3,654,236	(93,085)	—	—	—	—	12,059	17,982,122
Electricity production license (Note 3)	—	—	—	—	366,167	—	—	106,199	472,366
Others	585,130	127,884	—	(751)	—	—	—	(144,178)	568,085
Construction in progress	58,724	241,080	(1,554)	(221,694)	—	—	—	776	77,332
Total	108,561,334	8,153,855	(242,721)	2,634	383,007	—	—	2,637,807	119,495,916

Accumulated amortization
Telecommunication licenses	23,535,770	2,721,001	(1,363)	—	—	43	—	489,343	26,744,794
Computer software	36,137,696	3,598,873	(126,364)	—	—	347	—	971,692	40,582,244
Transmission line software	596,578	14,792	—	—	—	—	—	(3,357)	608,013
Indefeasible right of usage	278,139	39,231	—	—	—	—	—	(416)	316,954
Brand name	22,066	53	(54)	—	—	—	—	(5,349)	16,716
Customer base	37,897	—	—	—	—	—	—	(7,976)	29,921
Subscriber acquisition cost	7,059,672	2,626,391	(93,085)	—	—	—	—	20,755	9,613,733
Electricity production license (Note 3)	—	5,556	—	—	—	—	—	—	5,556
Others	239,000	114,922	—	—	—	—	—	4,777	358,699
Total	67,906,818	9,120,819	(220,866)	—	—	390	—	1,469,469	78,276,630

Net book value	40,654,516	(966,963)	(21,855)	2,634	383,007	(390)	—	1,168,337	41,219,286

Amortization expenses for the years ended 31 December 2022, 2021 and 2020 amounting to TL 9,469,606, TL 9,121,209 and TL 8,090,085, respectively include impairment losses and are recognized in cost of revenue. Impairment losses on intangible assets for the years ended 31 December 2022, 2021 and 2020 are TL 52,021, TL 390 and none, respectively and are recognized in amortization expenses.

Computer software includes capitalized software development costs that meet the definition of an intangible asset. The amount of capitalized development costs is TL 637,977 for the year ended 31 December 2022 (31 December 2021: TL 620,081). Research and development expenses for the years ended 31 December 2022, 2021 and 2020 amounting to TL 50,263, TL 89,898 and TL 175,114, respectively are recognized in cost of revenue.